Note 7 - Loan Receivable (Details) - Changes in Loan Receivable (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in Loan Receivable [Abstract]
Beginning balance	$ 1,205,604	$ 9,565,503
Additions	10,333,120
Collection	(995,190)	(8,363,140)
Write-offs	(209,956)
Exchange difference	(458)	3,241
Ending balance	$ 10,333,120	$ 1,205,604